Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.6%
Communication Services - 3.8%
52,463	Alphabet, Inc. - Class A*	64,064,668
Consumer Discretionary - 15.0%
38,563	Amazon.com, Inc.*	66,941,897
450,647	Aptiv PLC	39,395,561
468,135	Etsy, Inc.*	26,449,628
173,084	Home Depot, Inc.	40,158,950
284,289	Marriott International, Inc.	35,357,023
777,983	TJX Companies, Inc.	43,364,772
		251,667,831
Consumer Staples - 2.1%
590,101	Unilever NV ADR	35,423,763
Health Care - 24.5%
562,748	Danaher Corp.	81,277,694
213,441	Edwards Lifesciences Corp.*	46,937,810
153,803	IDEXX Laboratories, Inc.*	41,823,650
148,870	Illumina, Inc.*	45,289,231
38,563	Mettler-Toledo International, Inc.*	27,163,777
227,341	Thermo Fisher Scientific, Inc.	66,217,613
256,039	UnitedHealth Group, Inc.	55,642,395
314,780	West Pharmaceutical Services, Inc.	44,642,100
		408,994,270
Industrials - 8.6%
551,538	Fortive Corp.	37,813,445
287,876	Nordson Corp.	42,104,744
401,771	Verisk Analytics, Inc.	63,536,066
		143,454,255
Information Technology - 33.0%
164,565	Adobe, Inc.*	45,461,081
243,036	Analog Devices, Inc.	27,154,412
318,368	Aspen Technology, Inc.*	39,184,733
306,261	Autodesk, Inc.*	45,234,750
263,214	Intuit, Inc.	69,999,131
1,514,264	Marvell Technology Group, Ltd.	37,811,172
606,692	Microsoft Corp.	84,348,389
259,462	Monolithic Power Systems, Inc.	40,380,071
292,808	salesforce.com, Inc.*	43,464,420
172,331	Tyler Technologies, Inc.*	45,236,888
423,743	Visa, Inc.	72,888,033
		551,163,080
Materials - 5.6%
554,229	Ball Corp.	40,353,414
271,733	Ecolab, Inc.	53,814,003
		94,167,417
Total Common Stocks (Cost $1,193,873,503)		1,548,935,284

Real Estate Investment Trusts - 4.7%
356,482	American Tower Corp.	78,828,864
Total Real Estate Investment Trusts (Cost $52,182,933)		78,828,864

Short-Term Investments - 2.5%
Money Market Funds - 2.5%
42,509,611	First American Government Obligations Fund - Class Z, 1.83%#	42,509,611
Total Short-Term Investments (Cost $42,509,611)		42,509,611
Total Investments - 99.8% (Cost $1,288,566,047)		1,670,273,759
Other Assets in Excess of Liabilities - 0.2%		2,822,160
NET ASSETS - 100.0%		$1,673,095,919

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.